CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 854,589	$ 198,473	$ 110,128
Accounts receivable	300,907	3,368	49,228
Prepaid expenses	105,786	4,834	24,427
Inventory	68,180	63,456	74,663
Note receivable from related party	63,456	0
Current portion of deferred compensation, net of discount	203,761	0
Total Current Assets	1,596,679	270,131	258,446
NON-CURRENT ASSETS:
Property, net	66,404	79,167	136,931
Investment, at fair value	35,000	623,637	60,000
Intangible assets, net	41,745	49,005	0
Goodwill	2,468,740	1,893,740	1,966,340
Deferred compensation, net of current portion	135,840	0
Total Assets	4,344,408	2,915,680	2,421,717
CURRENT LIABILITIES:
Accounts payable, including related party	640,407	245,362	167,939
Accrued expenses, including accrued officer salaries	470,922	1,661,208	843,136
Current portion of convertible notes payable, net of debt discount	10,500	2,434,226	2,070,898
Capital lease obligations, current portion	39,710	51,365	58,738
Advances from related party	342,598	1,151,946	878,515
Short-term notes payable	830,108	372,232	0
Total Current Liabilities	2,334,245	5,916,339	6,832,376
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion	0	0	0
Capital lease obligations, net of current portion	26,995	47,517	98,881
Advances from related party, net of current portion	707,680	0
Long-term notes payable	285,840	150,000	0
Total Liabilities	3,354,760	6,113,856	6,931,257
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 2,479,976,812 and 1,698,279,820 shares issued and outstanding as of December 31, 2020 and 2019, respectively	4,283	3,308	169,828
Additional paid-in capital	84,824,680	78,132,202	72,210,393
Accumulated deficit	(82,926,105)	(80,785,887)	(76,752,170)
Total Singlepoint Inc. stockholders' equity (deficit)	1,908,512	(2,644,377)	(4,366,529)
Non-controlling interest	(918,864)	(553,799)	(143,011)
Total Stockholders' Equity (Deficit)	989,648	(3,198,176)	(4,509,540)
Total Liabilities and Stockholders' Equity (Deficit)	4,344,408	2,915,680	2,421,717
Undesignated Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value	0	0
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value	5,654	6,000	5,420
Class B convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value	0	0
Class C convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value	0	0
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value	$ 0	$ 0	$ 0